UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact	name of registrant as specified in charter)
_One Franklin Parkway, San Mateo, Ca 94403-1906
(Address	of principal executive offices)	(Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/20

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON SMACS: SERIES CH

Your Fund's Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading "Actual." In these columns the Fund's actual return, which includes the effect of Fund expenses, is used to calculate the "Ending Account Value." You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings "Actual" and "Expenses Paid During Period" (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading "Hypothetical" in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading "Hypothetical" is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 9/1/19	Value 2/29/20	9/1/19–2/29/201, 2	Value 2/29/20	9/1/19–2/29/201, 2	Ratio2
$1,000	$1,053.00	$0.00	$1,024.86	$0.00	0.00%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements.

1	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON SMACS: SERIES E

Your Fund's Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading "Actual." In these columns the Fund's actual return, which includes the effect of Fund expenses, is used to calculate the "Ending Account Value." You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings "Actual" and "Expenses Paid During Period" (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading "Hypothetical" in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading "Hypothetical" is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 9/1/19	Value 2/29/20	9/1/19–2/29/201, 2	Value 2/29/20	9/1/19–2/29/201, 2	Ratio2
$1,000	$956.80	$0.00	$1,024.86	$0.00	0.00%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	2

FRANKLIN TEMPLETON SMACS: SERIES H

Your Fund's Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading "Actual." In these columns the Fund's actual return, which includes the effect of Fund expenses, is used to calculate the "Ending Account Value." You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings "Actual" and "Expenses Paid During Period" (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading "Hypothetical" in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading "Hypothetical" is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 9/1/19	Value 2/29/20	9/1/19–2/29/201, 2	Value 2/29/20	9/1/19–2/29/201, 2	Ratio2
$1,000	$1,040.60	$0.00	$1,024.86	$0.00	0.00%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

3	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON SMACS: SERIES I

Your Fund's Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading "Actual." In these columns the Fund's actual return, which includes the effect of Fund expenses, is used to calculate the "Ending Account Value." You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings "Actual" and "Expenses Paid During Period" (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading "Hypothetical" in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading "Hypothetical" is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 9/1/19	Value 2/29/20	9/1/19–2/29/201, 2	Value 2/29/20	9/1/19–2/29/201, 2	Ratio2
$1,000	$978.50	$0.00	$1,024.86	$0.00	0.00%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	4

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Templeton SMACS: Series CH

Six Months Ended	Year Ended
August 31,
February 29, 2020

(unaudited)	2019a

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Income from investment operationsb:

Net investment incomec . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized and unrealized gains (losses) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$10.26$10.00

0.160.05

0.380.26

0.540.31

(0.17)	(0.05)
(0.13)	—

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.30)	(0.05)
Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10.50	$10.26

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.30%	3.06%
Ratios to average net assetse
Expenses before waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.82%	3.74%
Expenses net of waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—%	—%
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.24%	1.87%
Supplemental data
Net assets, end of period (000's). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,192	$4,028
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30.09%	18.11%

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

5	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, February 29, 2020 (unaudited)

Franklin Templeton SMACS: Series CH

	Principal
	Amount	Value

Municipal Bonds 97.8%
California 97.8%
California Community Housing Agency Workforce Housing Revenue, Annadel Apartments, Series A, 5.00%,
4/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$200,000	$240,738
California PFA Educational Facilities Revenue, Trinity Classical Academy Project, Series A, 5.00%, 7/01/44. . . .	200,000	218,104
California State Municipal Finance Authority Senior Living Revenue, MT San Antonio Gardens Project,
Refunding, 5.00%, 11/15/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130,000	156,588
California Statewide CDA College Housing Revenue, NCCD-Hooper Street LLC-California College of the Arts
Project, 5.25%, 7/01/52 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	237,444
California Statewide CDA Revenue,
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	302,562
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/49 . . . . . . . . . . . . . . . . . . . . . . . . .	125,000	149,153
California Statewide CDA Special Tax Revenue, CFD No. 2016-02, Delta Coves, 5.00%, 9/01/39 . . . . . . . . . . .	100,000	116,163
Dublin CFD No. 2015-1 Special Tax, Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/49 . . . . . . . . . . . .	130,000	154,671
Folsom Ranch Financing Authority Special Tax Revenue,
CFD No. 19, Mangini Ranch, 5.00%, 9/01/47 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130,000	155,956
CFD No. 19, Mangini Ranch, 5.00%, 9/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130,000	155,460
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Subseries B-2, Refunding, Series B,
3.50%, 1/15/53 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	190,000	207,049
Menifee USD Special Tax, CFD No. 2018-2, Improvement Area No.4, 5.00%, 9/01/49 . . . . . . . . . . . . . . . . . . .	50,000	59,861
Rancho Cordova CFD No. 2018-1 Special Tax, Grantline 208, 5.00%, 9/01/49 . . . . . . . . . . . . . . . . . . . . . . . .	125,000	147,051
Roseville Special Tax,
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130,000	154,934
Westpark-Federico Community Facilities District No.1, 5.00%, 9/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . .	125,000	145,158
Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue, San Diego
County Tobacco Assset Securitization Corp., Class 2, Refunding, Series B-1, 5.00%, 6/01/48. . . . . . . . . . . . .	125,000	153,450
Tracy CFD No. 2016-1 Special Tax, Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48 . . . . . . . . . . . . . . . .	135,000	158,510
Upland CFD No. 2015-1 Special Tax, Sycamore Hills, Series A, 4.00%, 9/01/49 . . . . . . . . . . . . . . . . . . . . . . .	185,000	207,555
Total Municipal Bonds (Cost $2,935,865) 97.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
		3,120,407
Other Assets, less Liabilities 2.2%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		71,273
Net Assets 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
		$3,191,680

See Abbreviations on page 30.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	6

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Templeton SMACS: Series E

Six Months Ended	Year Ended
August 31,
February 29, 2020

(unaudited)	2019a

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Income from investment operationsb:

Net investment incomec . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized and unrealized gains (losses) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$10.69$10.00

0.190.10

(0.62)0.63

(0.43)0.73

(0.22)	(0.04)
(0.22)	—

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.44)	(0.04)
Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 9.82	$10.69

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(4.32)%	7.31%
Ratios to average net assetse
Expenses before waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.74%	4.76%
Expenses net of waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—%	—%
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.48%	4.11%
Supplemental data
Net assets, end of period (000's). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,686	$3,959
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32.90%	16.33%

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

7	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, February 29, 2020 (unaudited)

Franklin Templeton SMACS: Series E

	Country	Shares	Value
Common Stocks 71.0%
Communication Services 2.9%
a Alphabet Inc., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	70	$ 93,748
Comcast Corp., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	300	12,129
			105,877
Consumer Discretionary 7.8%
The Home Depot Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	700	152,488
Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,300	133,900
			286,388
Consumer Staples 2.9%
PepsiCo Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	800	105,624
Energy 13.7%
Chevron Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,200	112,008
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,000	65,480
Royal Dutch Shell PLC, A, ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United Kingdom	2,200	96,866
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	3,500	94,815
The Williams Cos. Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	7,000	133,350
			502,519
Financials 5.5%
Barclays PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United Kingdom	37,000	70,924
Morgan Stanley . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,500	67,545
Wells Fargo & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,600	65,360
			203,829
Health Care 14.3%
AstraZeneca PLC, ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United Kingdom	3,300	144,540
Bayer AG. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Germany	1,000	72,657
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,675	98,925
CVS Health Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,865	110,371
Merck & Co. Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,300	99,528
			526,021
Industrials 2.6%
General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	600	95,814
Information Technology 6.3%
Analog Devices Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	150	16,358
Cisco Systems Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,000	79,860
Texas Instruments Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,200	136,968
			233,186
Materials 4.2%
BASF SE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Germany	1,200	70,953
Rio Tinto PLC, ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Australia	1,800	84,474
			155,427
Real Estate 1.6%
Host Hotels & Resorts Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	4,140	59,947
franklintempleton.com	Semiannual Report	8

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton SMACS: Series E (continued)

	Country	Shares	Value
Common Stocks (continued)
Utilities 9.2%
Dominion Energy Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,400	$ 109,452
Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,200	110,040
The Southern Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	2,000	120,720
			340,212
. . . . . . . . . . . .Total Common Stocks (Cost $2,802,771) . . . . . . . . . . . . . . .			2,614,844
b Equity-Linked Securities 16.8%
Consumer Discretionary 7.3%
c Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 8.00%, 144A . . . . . . . . . . . .	United States	30	54,263
c JPMorgan Chase Bank NA into Target Corp., 9.00%, 144A . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,300	136,864
c Wells Fargo Bank NA into General Motors Co., 8.50%, 144A . . . . . . . . . . . . . . . . . . . . . . .	United States	2,500	78,760
			269,887
Health Care 2.3%
c UBS AG London into CVS Health Corp., 8.50%, 144A. . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	1,400	82,206
Information Technology 7.2%
c Credit Suisse AG into International Business Machines Corp., 7.50%, 144A . . . . . . . . . . . .	United States	810	107,999
c Royal Bank of Canada into Intel Corp., 8.00%, 144A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	3,100	158,333
			266,332
. . . . . . . . . . . .Total Equity-Linked Securities (Cost $648,703). . . . . . . . . .			618,425
Convertible Preferred Stocks (Cost $100,000) 2.8%
Information Technology 2.8%
Broadcom Inc., 8.00%, cvt. pfd., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	100	103,415
Preferred Stocks (Cost $137,118) 3.6%
Financials 3.6%
Citigroup Inc., 6.875%, pfd., K . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	5,000	134,250

Units

d Index-Linked Notes (Cost $39,189) 1.0%

Financials 1.0%
e Credit Suisse AG, senior note, 11.06%, 2/08/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	United States	13	36,422
Total Investments before Short Term Investments (Cost $3,727,781) .			3,507,356
		Shares
Short Term Investments (Cost $160,334) 4.3%

Money Market Funds 4.3%
f,g Institutional Fiduciary Trust Money Market Portfolio, 1.23% . . . . . . . . . . . . . . . . . . . . . . . .	United States	160,334	160,334
Total Investments (Cost $3,888,115) 99.5% . . . . . . . . . . . . . . . . . . . . . . . . .			3,667,690
Other Assets, less Liabilities 0.5% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			17,882
Net Assets 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			$3,685,572

9	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton SMACS: Series E (continued)

See Abbreviations on page 30.

aNon-income producing.

bSee Note 1(d) regarding equity-linked securities.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 29, 2020, the aggregate value of these securities was $618,425, representing 16.8% of net assets.

dSee Note 1(c) regarding index-linked notes.

eSecurity pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.

fSee Note 3(d) regarding investments in affiliated management investment companies. gThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	10

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Templeton SMACS: Series H

Six Months Ended	Year Ended
August 31,
February 29, 2020

(unaudited)	2019a

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Income from investment operationsb:

Net investment incomec . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized and unrealized gains (losses) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$10.09$10.00

0.140.04

0.260.09

0.400.13

(0.14)(0.04)

Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10.35	$10.09
Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.06%	1.31%
Ratios to average net assetse
Expenses before waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.55%	3.85%
Expenses net of waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—%	—%
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.89%	1.69%
Supplemental data
Net assets, end of period (000's). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,120	$3,042
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—%	—%

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

11	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, February 29, 2020 (unaudited)

Franklin Templeton SMACS: Series H

	Shares	Value
Management Investment Companies (Cost $1,017,100) 33.4%
Financials 33.4%
a Franklin Liberty Intermediate Municipal Opportunities ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,000	$1,041,600

Principal

Amount

Municipal Bonds 61.8%

California 4.9%

Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue, San Diego
County Tobacco Assset Securitization Corp., Class 2, Refunding, Series B-1, 5.00%, 6/01/48 . . . . . . . . . . . .	$125,000	153,450
Colorado 19.3%

Colorado State Health Facilities Authority Revenue, Christian Living Communities, Refunding and
Improvement, 4.00%, 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	109,818
Denver Health and Hospital Authority Healthcare Revenue, Refunding, Series A, 4.00%, 12/01/37 . . . . . . . . .	100,000	116,931
Hunters Overlook Metropolitan District No. 5 GO, In the Town of Severance, Weld County, Limited Tax, Series
A, 5.00%, 12/01/39. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	164,322
Village at Dry Creek Metropolitan District No. 2 GO, In the City of Thorton, Adams County, Limited Tax,
Special, 4.375%, 12/01/44. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	212,668

		603,739
District of Columbia 5.5%

District of Columbia Revenue, District of Columbia International School Issue, 5.00%, 7/01/54 . . . . . . . . . . . .	140,000	171,332
Indiana 4.0%

Indiana State Finance Authority Educational Facilities Revenue, Marian University Project, Series A, 5.00%,
9/15/39 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	123,383
Louisiana 12.5%

Calcasieu Parish Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital
Project, Refunding, 5.00%, 12/01/39. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	200,000	245,404
Louisiana Local Government Environmental Facilities and CDA Revenue, St. Martin Parish Gomesa Project,
4.40%, 11/01/44. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	135,000	145,785

		391,189
Maryland 3.4%

Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior,
Refunding, Series A, 3.50%, 6/01/39 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	104,832
Texas 4.0%

New Hope Cultural Education Facilities Finance Corp. Education Revenue, Cityscape Schools Inc., Series A,
5.00%, 8/15/39 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,000	125,455
Washington 3.7%

Washington State Housing Finance Commission Revenue, Nonprofit Housing, Transforming Age Projects,
Refunding, Series A, 5.00%, 1/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100,000	114,936
Wisconsin 4.5%

PFAR, Retirement Facilities, Friends Homes, Refunding, 5.00%, 9/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . .	125,000	140,441
Total Municipal Bonds (Cost $1,833,863) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
		1,928,757
Total Investments before Short Term Investments (Cost $2,850,963) . . . . . . . . . . . . .
		2,970,357

franklintempleton.com	Semiannual Report	12

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton SMACS: Series H (continued)

	Principal
	Amount	Value

Short Term Investments (Cost $100,000) 3.2%
Municipal Bonds 3.2%
Florida 3.2%
b Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.22%, 7/15/22 . . .	$100,000	$100,000
. . .Total Investments (Cost $2,950,963) 98.4% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,070,357
Other Assets, less Liabilities 1.6%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		50,124
Net Assets 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
		$3,120,481

See Abbreviations on page 30.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

13	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Templeton SMACS: Series I

Six Months Ended	Year Ended
August 31,
February 29, 2020

(unaudited)	2019a

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Income from investment operationsb:

Net investment incomec . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized and unrealized gains (losses) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$10.12$10.00

0.360.19

(0.57)0.04

(0.21)0.23

(0.39)(0.11)

Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 9.52	$10.12
Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.15)%	2.25%
Ratios to average net assetse
Expenses before waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.20%	5.96%
Expenses net of waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—%	—%
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.24%	7.61%
Supplemental data
Net assets, end of period (000's). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,597	$3,774
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19.81%	—%

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	14

FRANKLIN STRATEGIC SERIES

Statement of Investments, February 29, 2020 (unaudited)

Franklin Templeton SMACS: Series I

	Principal
	Amount	Value

Corporate Bonds 86.4%
Communication Services 14.3%
AMC Entertainment Holdings Inc., senior sub. bond, 5.75%, 6/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$110,000	$ 88,596
DISH DBS Corp., senior bond, 5.875%, 7/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,000	114,975
Netflix Inc., senior bond, 4.875%, 4/15/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	79,143
Sprint Communications Inc., senior note, 6.00%, 11/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	120,000	128,925
a Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25 . . . . . . . . . . . . . . . . .	110,000	104,062
		515,701
Consumer Discretionary 8.6%

a 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	68,578
a Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,000	54,158
a Shea Homes LP/Shea Homes Funding Corp., senior bond, 144A, 6.125%, 4/01/25 . . . . . . . . . . . . . . . . . . .	110,000	113,621
a Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25 . . . . . . . . . . . . . .	75,000	73,780
		310,137
Consumer Staples 3.2%

a Post Holdings Inc., senior bond, 144A, 5.625%, 1/15/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,000	115,177
Energy 8.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,000	105,921
a senior note, 144A, 11.00%, 4/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	52,870
a Chesapeake Energy Corp., secured note, second lien, 144A, 11.50%, 1/01/25 . . . . . . . . . . . . . . . . . . . . . .	217,000	130,200
		288,991
Financials 6.6%

b Citigroup Inc., junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual . . . . . . . . . . . . . . . . . . . . .	180,000	180,334
Navient Corp., senior note, 5.50%, 1/25/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,000	56,375

		236,709
Health Care 34.6%

a Bausch Health Cos. Inc., senior bond, 144A, 6.125%, 4/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	180,000	183,975
CHS/Community Health Systems Inc.,
a senior note, 144A, 8.00%, 12/15/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	174,000	179,220
a senior note, 144A, 6.875%, 4/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	425,000	244,375
a senior secured note, 144A, 8.00%, 3/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,000	155,186
DaVita Inc., senior bond, 5.00%, 5/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,000	55,926
a Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	110,000	116,438
Tenet Healthcare Corp., senior note, 7.00%, 8/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,000	308,876

		1,243,996
Industrials 2.2%

United Rentals North America Inc., senior bond, 4.875%, 1/15/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,000	77,111
Information Technology 1.4%

a CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,000	51,837
Materials 4.4%
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	50,369
a Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25 . . . . . . . . . . . . . . . . . . . . . . .	110,000	106,885
		157,254

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton SMACS: Series I (continued)

	Principal
	Amount	Value

Corporate Bonds (continued)
Real Estate 1.6%
a Iron Mountain Inc., senior note, 144A, 4.875%, 9/15/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 55,000	$55,815
Utilities 1.5%
Calpine Corp., senior note, 5.50%, 2/01/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,000	54,176
Total Corporate Bonds

(Cost $3,309,815) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,106,904
Senior Floating Rate Interests (Cost $98,065) 2.5%

Energy 2.5%
c,d Chesapeake Energy Corp., Class A Loan, 9.928%, (3-month USD LIBOR + 8.00%), 6/23/24 . . . . . . . . . . . .	100,000	91,375
Mortgage-Backed Securities 8.1%
Government National Mortgage Association (GNMA) Fixed Rate 8.1%
GNMA II SF 30 Year, 3.50%, 1/20/50. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,655	145,653
GNMA II SF 30 Year, 4.00%, 1/20/50. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,498	146,855
Total Mortgage-Backed Securities

(Cost $291,452) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		292,508
Total Investments before Short Term Investments (Cost $3,699,332). . . . . . . . . . . . . .
		3,490,787
	Shares

Short Term Investments (Cost $42,559) 1.2%

Money Market Funds 1.2%
e,f Institutional Fiduciary Trust Money Market Portfolio, 1.23% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,559	42,559
Total Investments (Cost $3,741,891) 98.2%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,533,346
Other Assets, less Liabilities 1.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		63,857
Net Assets 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
		$3,597,203

See Abbreviations on page 30.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 29, 2020, the aggregate value of these securities was $1,806,177, representing 50.2% of net assets.

bPerpetual security with no stated maturity date.

cThe coupon rate shown represents the rate at period end. dSee Note 1(e) regarding senior floating rate interests.

eSee Note 3(d) regarding investments in affiliated management investment companies. fThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	16

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

February 29, 2020 (unaudited)

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	SMACS: Series CH	SMACS: Series E	SMACS: Series H	SMACS: Series I

Assets:
Investments in securities:
Cost - Unaffiliated issuers . . . . . . .	$2,935,865	$3,727,781	$1,933,863	$3,699,332
Cost - Non-controlled affiliates (Note
3d) . . . . . . . . . . . . . . . . . . . . . . .	—	160,334	1,017,100	42,559

Value - Unaffiliated issuers . . . . . . .	$3,120,407	$3,507,356	$2,028,757	$3,490,787
Value - Non-controlled affiliates
(Note 3d) . . . . . . . . . . . . . . . . . .	—	160,334	1,041,600	42,559
Cash . . . . . . . . . . . . . . . . . . . . . . .	27,491	1,806	36,072	—
Receivables:
Dividends and interest . . . . . . . . . .	43,631	18,135	21,526	67,608
Affiliates . . . . . . . . . . . . . . . . . . . .	30,544	16,737	20,051	21,771
Offering costs . . . . . . . . . . . . . . . .	6,767	6,055	6,793	7,083
Other assets. . . . . . . . . . . . . . . . . .	2,707	2,335	2,897	2,642

Total assets. . . . . . . . . . . . . .	3,231,547	3,712,758	3,157,696	3,632,450
Liabilities:

Payables:
Transfer agent fees . . . . . . . . . . . .	48	15	44	37
Reports to shareholders . . . . . . . . .	2,968	3,251	3,045	2,929
Professional fees . . . . . . . . . . . . . .	20,103	16,887	18,610	21,812
Distributions to shareholders . . . . . .	7,891	—	6,198	—
Offering costs . . . . . . . . . . . . . . . . .	8,798	6,568	9,266	10,358
Accrued expenses and other
liabilities . . . . . . . . . . . . . . . . . . . .	59	465	52	111
Total liabilities . . . . . . . . . . . .	39,867	27,186	37,215	35,247

Net assets, at value . . . . .	$3,191,680	$3,685,572	$3,120,481	$3,597,203
Net assets consist of:

Paid-in capital . . . . . . . . . . . . . . . . .	$3,000,000	$3,812,735	$3,000,000	$3,813,675
Total distributable earnings (losses) . .	191,680	(127,163)	120,481	(216,472)

Net assets, at value . . . . .	$3,191,680	$3,685,572	$3,120,481	$3,597,203
Shares outstanding . . . . . . . . . . . . .	303,978	375,464	301,587	377,684
Net asset value per share. . . . . . . . .	$10.50	$9.82	$10.35	$9.52
17	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended February 29, 2020 (unaudited)

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	SMACS: Series CH	SMACS: Series E	SMACS: Series H	SMACS: Series I

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers . . . . . . . . . . . .	$—	$66,917	$—	$—
Non-controlled affiliates (Note 3d) . .	—	2,222	11,236	1,128
Interest:
Unaffiliated issuers . . . . . . . . . . . .	51,741	1,117	31,080	132,175
Other income a . . . . . . . . . . . . . . . .	—	535	1,286	267
Total investment income. . . . . .	51,741	70,791	43,602	133,570
Expenses:

Transfer agent fees (Note 3c) . . . . . .	332	397	353	383
Custodian fees (Note 4) . . . . . . . . . .	29	84	22	92
Reports to shareholders. . . . . . . . . .	3,072	3,451	3,135	3,111
Registration and filing fees . . . . . . . .	2,856	2,765	2,855	2,763
Professional fees . . . . . . . . . . . . . .	30,002	21,637	22,872	26,560
Pricing fees . . . . . . . . . . . . . . . . . .	2,295	1,228	2,640	868
Amortization of offering costs . . . . .	12,962	11,597	13,013	13,568
Other. . . . . . . . . . . . . . . . . . . . . . .	143	59	92	77

Total expenses . . . . . . . . . . . .	51,691	41,218	44,982	47,422
Expenses waived/paid by
affiliates (Note 3d and 3e). . . .	(51,691)	(41,218)	(44,982)	(47,422)

Net expenses . . . . . . . . . . . .	—	—	—	—

Net investment income . . . . .	51,741	70,791	43,602	133,570
Realized and unrealized gains
(losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers . . . . . . . . . . .	36,756	136,357	—	(21,709)
Written options . . . . . . . . . . . . . . .	—	1,049	—	—
Foreign currency transactions . . . . .	—	1,368	—	—

Net realized gain (loss) . . . . .	36,756	138,774	—	(21,709)
Net change in unrealized

appreciation (depreciation) on:
Investments:
Unaffiliated issuers . . . . . . . . . . .	65,754	(372,379)	70,107	(191,839)
Non-controlled affiliates (Note 3d) .	—	—	8,200	—
Translation of other assets and
liabilities
denominated in foreign currencies .	—	(18)	—	—
Written options . . . . . . . . . . . . . . .	—	(66)	—	—
Net change in unrealized

appreciation (depreciation) .	65,754	(372,463)	78,307	(191,839)
Net realized and unrealized gain

(loss) . . . . . . . . . . . . . . . . . . . . . . .	102,510	(233,689)	78,307	(213,548)
Net increase (decrease) in net assets
resulting from operations . . . . . . . . .	$154,251	$(162,898)	$121,909	$(79,978)

*Foreign taxes withheld on dividends. .	$—	$620	$—	$—

aOther income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	18

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Templeton		Franklin Templeton
	SMACS: Series CH		SMACS: Series E

	Six Months Ended		Six Months Ended
	February 29, 2020	Year Ended	February 29, 2020	Year Ended
	(unaudited)	August 31, 2019a	(unaudited)	August 31, 2019a
Increase (decrease) in net assets:
Operations:
Net investment income. . . . . . . . . . . . . . . .	$51,741	$22,576	$70,791	$35,568
Net realized gain (loss) . . . . . . . . . . . . . . .	36,756	8,374	138,774	27,682
Net change in unrealized appreciation
(depreciation) . . . . . . . . . . . . . . . . . . . . .	65,754	118,788	(372,463)	152,020
Net increase (decrease) in net assets

resulting from operations . . . . . . . . . .	154,251	149,738	(162,898)	215,270

Distributions to shareholders . . . . . . . . . . . . .	(90,079)	(22,230)	(164,582)	(14,953)

Capital share transactions (Note 2) . . . . . . . . .	(900,000)	3,900,000	53,882	3,758,853

Net increase (decrease) in net assets . .	(835,828)	4,027,508	(273,598)	3,959,170
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . .	4,027,508	—	3,959,170	—

End of period . . . . . . . . . . . . . . . . . . . . . . .	$3,191,680	$4,027,508	$3,685,572	$3,959,170

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

19	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Templeton		Franklin Templeton
	SMACS: Series H		SMACS: Series I

	Six Months Ended		Six Months Ended
	February 29, 2020	Year Ended	February 29, 2020	Year Ended
	(unaudited)	August 31, 2019a	(unaudited)	August 31, 2019a
Increase (decrease) in net assets:
Operations:
Net investment income. . . . . . . . . . . . . . . .	$43,602	$20,082	$ 133,570	$64,197
Net realized gain (loss) . . . . . . . . . . . . . . .	—	—	(21,709)	—
Net change in unrealized appreciation
(depreciation) . . . . . . . . . . . . . . . . . . . . .	78,307	41,087	(191,839)	(16,706)
Net increase (decrease) in net assets

resulting from operations . . . . . . . . . .	121,909	61,169	(79,978)	47,491

Distributions to shareholders . . . . . . . . . . . . .	(43,701)	(18,896)	(144,835)	(39,150)

Capital share transactions (Note 2) . . . . . . . . .	—	3,000,000	48,185	3,765,490

Net increase (decrease) in net assets . .	78,208	3,042,273	(176,628)	3,773,831
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . .	3,042,273	—	3,773,831	—

End of period . . . . . . . . . . . . . . . . . . . . . . .	$3,120,481	$3,042,273	$3,597,203	$3,773,831

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	20

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eleven separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transac- tions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of

21	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At February 29, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds' NAV is not calculated, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

c. Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

d. Equity-Linked Securities

Certain or all Funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized gains in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.Organization and Significant Accounting Policies (continued)

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a floating rate based on LIBOR cannot yet be determined.

f. Income and Deferred Taxes

It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g.Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Dividends from net investment income are normally declared daily and may be reinvested or paid monthly to shareholders for Franklin Templeton

SMACS: Series CH and Franklin Templeton SMACS: Series H, and recorded on ex-dividend date for Franklin Templeton SMACS: Series E and Franklin Templeton SMACS: Series I. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

h. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

23	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

2. Shares of Beneficial Interest

Additionally, in the normal course of business, the Trust, on behalf of the Funds enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At February 29, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

Franklin Templeton		Franklin Templeton
SMACS: Series CH		SMACS: Series E

Shares	Amount	Shares	Amount

Six Months ended February 29, 2020

Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . . . . . . . .

Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Year ended August 31, 2019a

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . . . . . . . .

Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

—	$—	5,001	$53,882
(88,495)	(900,000)	—	—

(88,495)	$(900,000)	5,001	$53,882

500,000	$5,000,000	370,000	$3,754,000
—	—	463	4,853
(107,527)	(1,100,000)	—	—

392,473	$3,900,000	370,463	$3,758,853

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.
	Franklin Templeton		Franklin Templeton
	SMACS: Series H		SMACS: Series I

	Shares	Amount	Shares	Amount

Six Months ended February 29, 2020
Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	4,928	$48,185
Year ended August 31, 2019a

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	500,000	$ 5,000,000	371,500	$3,752,665
Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	1,256	12,825
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(198,413)	(2,000,000)	—	—

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	301,587	$ 3,000,000	372,756	$3,765,490

aFor the period June 3, 2019 (commencement of operations) to August 31, 2019.

franklintempleton.com	Semiannual Report	24

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.

c. Transfer Agent Fees

The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.

For the period ended February 29, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	SMACS: Series CH	SMACS: Series E	SMACS: Series H	SMACS: Series I

Transfer agent fees . . . . . . . . . . . . . . . . . . . . .	$332	$397	$353	$383

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended February 29, 2020, investments in affiliated management investment companies were as follows:

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.23% . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 324,104	$931,476	$(1,095,246)	$ —	$ —	$ 160,334	160,334	$ 2,222

25	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Franklin Liberty Intermediate Municipal Opportunities
ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,033,400	$—	$—	$—	$8,200	$1,041,600	40,000	$11,236
Franklin Templeton SMACS: Series I

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.23% . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$281,746	$390,116	$(629,303)	$—	$—	$42,559	42,559	$ 1,128

e. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Funds do not exceed 0.00%, based on the average net assets until December 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.

Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 29, 2020, are reflected as other income in the Statements of Operations.

f. Other Affiliated Transactions

At February 29, 2020, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds' outstanding shares as follows:

		Percentage of
	Shares	Outstanding Shares

Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	303,978	100.0%a
Franklin Templeton SMACS: Series E
Franklin Advisers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	125,464	33.4%
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	66.6%a
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	301,587	100.0%a
Franklin Templeton SMACS: Series I
Franklin Advisers, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127,684	33.8%
Franklin Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	250,000	66.2%a

aInvestment activities of this shareholder could have a material impact on the Fund.

franklintempleton.com	Semiannual Report	26

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

g. Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended February 29, 2020, were as follows:

	Franklin Templeton	Franklin Templeton
	SMACS: Series CH	SMACS: Series H

Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,400,000	$ 300,000
Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,500,000	$1,430,000

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended February 29, 2020, there were no credits earned.

5. Income Taxes

At February 29, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	SMACS: Series CH	SMACS: Series E	SMACS: Series H	SMACS: Series I

Cost of investments . . . . . . . . . . . . . . . . . . . .	$2,935,865	$3,888,115	$2,950,963	$3,754,365

Unrealized appreciation . . . . . . . . . . . . . . . . .	$184,542	$143,662	$119,394	$75,916
Unrealized depreciation . . . . . . . . . . . . . . . . .	—	(364,087)	—	(296,935)

Net unrealized appreciation (depreciation) . . . .	$184,542	$(220,425)	$119,394	$(221,019)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 29, 2020, were as follows:

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	SMACS: Series CH	SMACS: Series E	SMACS: Series H	SMACS: Series I

Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 971,276	$1,327,394	$707,767	$918,851
Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,911,211	$1,227,890	$—	$700,223
27	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Credit Risk

At February 29, 2020, Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and Franklin Templeton

SMACS: Series I had 83.4%, 44.4% and 90.5%, respectively, of their portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9. Other Derivative Information

For the period ended February 29, 2020, the effect of derivative contracts in the Statements of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statements of	Gain (Loss) for	Statements of	(Depreciation)
Hedging Instruments	Operations Location	the Period	Operations Location	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Franklin Templeton SMACS: Series E
Equity contracts . . . . . . . . . . .	Written options	$1,049	Written options	$(66)

For the period ended February 29, 2020, the average month end notional amount of options represented 443 shares.

See Note 1(b) regarding derivative financial instruments.

10. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which, matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Funds began participating in the Global Credit Facility on February 7, 2020.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended February 29, 2020, the Funds did not use the Global Credit Facility.

franklintempleton.com	Semiannual Report	28

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

•Level 1 – quoted prices in active markets for identical financial instruments

•Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 29, 2020, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:a
Municipal Bonds . . . . . . . . . . . . . . . . . . . . . . .	$—	$3,120,407	$—	$3,120,407

Total Investments in Securities . . . . . . . . . . .	$—	$3,120,407	$—	$3,120,407
Franklin Templeton SMACS: Series E

Assets:
Investments in Securities:a
Equity Investments:b
Financials . . . . . . . . . . . . . . . . . . . . . . . . . .	$267,155	$70,924	$—	$338,079
Health Care . . . . . . . . . . . . . . . . . . . . . . . . .	453,364	72,657	—	526,021
Materials . . . . . . . . . . . . . . . . . . . . . . . . . . .	84,474	70,953	—	155,427
All Other Equity Investments. . . . . . . . . . . . . .	1,832,982	—	—	1,832,982
Equity-Linked Securities . . . . . . . . . . . . . . . . . .	—	618,425	—	618,425
Index-Linked Notes . . . . . . . . . . . . . . . . . . . . .	—	36,422	—	36,422
Short Term Investments . . . . . . . . . . . . . . . . . .	160,334	—	—	160,334

Total Investments in Securities . . . . . . . . . . .	$2,798,309	$869,381	$—	$3,667,690
Franklin Templeton SMACS: Series H

Assets:
Investments in Securities:a
Management Investment Companies . . . . . . . . .	$1,041,600	$—	$—	$1,041,600
Municipal Bonds . . . . . . . . . . . . . . . . . . . . . . .	—	1,928,757	—	1,928,757
Short Term Investments . . . . . . . . . . . . . . . . . .	—	100,000	—	100,000

Total Investments in Securities . . . . . . . . . . .	$1,041,600	$2,028,757	$—	$3,070,357

29	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:a
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . .	$—	$3,106,904	$—	$3,106,904
Senior Floating Rate Interests . . . . . . . . . . . . . .	—	91,375	—	91,375
Mortgage-Backed Securities . . . . . . . . . . . . . . .	—	292,508	—	292,508
Short Term Investments . . . . . . . . . . . . . . . . . .	42,559	—	—	42,559

Total Investments in Securities . . . . . . . . . . .	$42,559	$3,490,787	$—	$3,533,346

aFor detailed categories, see the accompanying Statement of Investments. bIncludes common, preferred and convertible preferred stocks.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Abbreviations

Selected Portfolio

ADR	American Depository Receipt
CDA	Community Development Authority/Agency
CFD	Community Facilities District
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDR	Industrial Development Revenue
LOC	Letter of Credit
PCR	Pollution Control Revenue
PFA	Public Financing Authority
SPA	Standby Purchase Agreement
SPXDIV	S&P 500 Dividend Points
franklintempleton.com	Semiannual Report	30

FRANKLIN STRATEGIC SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

31	Semiannual Report	franklintempleton.com

Item 2. Code of Ethics.

(a)The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)N/A

(d)N/A

(f)Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants.	N/A
Item 6.	Schedule of Investments.	N/A
Item 7.	Disclosure of Proxy Voting Policies and	Procedures for Closed-
End Management Investment Companies.		N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)Changes in Internal Controls. There have been no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Company.	N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By __S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle

Chief Executive Officer – Finance and Administration

Date April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle

Chief Executive Officer – Finance and Administration

Date April 30, 2020

By _S\GASTON GARDEY________________________

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date April 30, 2020